Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000159047 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Class K Shares
Trading Symbol	BKRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12	0.24%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 236,701,211
Holdings Count | Holding	359
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$236,701,211
Number of Portfolio Holdings	359
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.7%
Japan	8.8%
Australia	6.5%
United Kingdom	3.6%
Hong Kong	3.2%
Singapore	3.0%
Canada	2.1%
Germany	2.1%
Sweden	1.8%
France	1.7%
Other#	4.0%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.0%
Prologis, Inc.	5.5%
Equinix, Inc.	4.2%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	2.9%
Realty Income Corp.	2.8%
Goodman Group	2.4%
Public Storage	2.4%
VICI Properties, Inc.	1.9%
Ventas, Inc.	1.6%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.0%
Prologis, Inc.	5.5%
Equinix, Inc.	4.2%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	2.9%
Realty Income Corp.	2.8%
Goodman Group	2.4%
Public Storage	2.4%
VICI Properties, Inc.	1.9%
Ventas, Inc.	1.6%
(a)Excludes short-term securities.
C000159045 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Investor A Shares
Trading Symbol	BARDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[2]
Net Assets	$ 236,701,211
Holdings Count | Holding	359
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$236,701,211
Number of Portfolio Holdings	359
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.7%
Japan	8.8%
Australia	6.5%
United Kingdom	3.6%
Hong Kong	3.2%
Singapore	3.0%
Canada	2.1%
Germany	2.1%
Sweden	1.8%
France	1.7%
Other#	4.0%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.0%
Prologis, Inc.	5.5%
Equinix, Inc.	4.2%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	2.9%
Realty Income Corp.	2.8%
Goodman Group	2.4%
Public Storage	2.4%
VICI Properties, Inc.	1.9%
Ventas, Inc.	1.6%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.0%
Prologis, Inc.	5.5%
Equinix, Inc.	4.2%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	2.9%
Realty Income Corp.	2.8%
Goodman Group	2.4%
Public Storage	2.4%
VICI Properties, Inc.	1.9%
Ventas, Inc.	1.6%
(a)Excludes short-term securities.
C000159046 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Institutional Shares
Trading Symbol	BIRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$14	0.28%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[3]
Net Assets	$ 236,701,211
Holdings Count | Holding	359
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$236,701,211
Number of Portfolio Holdings	359
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.7%
Japan	8.8%
Australia	6.5%
United Kingdom	3.6%
Hong Kong	3.2%
Singapore	3.0%
Canada	2.1%
Germany	2.1%
Sweden	1.8%
France	1.7%
Other#	4.0%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.0%
Prologis, Inc.	5.5%
Equinix, Inc.	4.2%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	2.9%
Realty Income Corp.	2.8%
Goodman Group	2.4%
Public Storage	2.4%
VICI Properties, Inc.	1.9%
Ventas, Inc.	1.6%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.0%
Prologis, Inc.	5.5%
Equinix, Inc.	4.2%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	2.9%
Realty Income Corp.	2.8%
Goodman Group	2.4%
Public Storage	2.4%
VICI Properties, Inc.	1.9%
Ventas, Inc.	1.6%
(a)Excludes short-term securities.
C000253866 [Member]
Shareholder Report [Line Items]
Fund Name	iShares FTSE NAREIT All Equity REIT Index Fund
Class Name	iShares FTSE NAREIT All Equity REIT Index Fund
Trading Symbol	BREBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FTSE NAREIT All Equity REIT Index Fund	$0	0.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[4]
Net Assets	$ 1,865,444,508
Holdings Count | Holding	146
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,865,444,508
Number of Portfolio Holdings	146
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	37.6%
Health Care REITs	15.0%
Retail REITs	14.1%
Residential REITs	12.9%
Industrial REITs	10.8%
Office REITs	3.5%
Hotel & Resort REITs	2.1%
Diversified REITs	2.1%
Short-Term Securities	0.6%
Other Assets Less Liabilities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Welltower, Inc.	7.9%
Prologis, Inc.	7.3%
American Tower Corp.	7.1%
Equinix, Inc.	5.6%
Digital Realty Trust, Inc.	4.4%
Simon Property Group, Inc.	3.9%
Realty Income Corp.	3.7%
Crown Castle, Inc.	3.3%
Public Storage	3.2%
VICI Properties, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Welltower, Inc.	7.9%
Prologis, Inc.	7.3%
American Tower Corp.	7.1%
Equinix, Inc.	5.6%
Digital Realty Trust, Inc.	4.4%
Simon Property Group, Inc.	3.9%
Realty Income Corp.	3.7%
Crown Castle, Inc.	3.3%
Public Storage	3.2%
VICI Properties, Inc.	2.5%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.